Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Detail) - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds		$ 245,600,000
Accretion of carrying value to redemption value	$ 8,324	(12,496,514)
Class A ordinary shares subject to possible redemption	250,000,000	250,008,324
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds		250,000,000
Class A ordinary shares issuance costs		(12,488,190)
Accretion of carrying value to redemption value		12,496,514
Class A ordinary shares subject to possible redemption	250,000,000	250,008,324
Common Class A [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Remeasurement of carrying value to redemption value	$ (8,324)	$ 12,496,514